LOSS PER SHARE	6 Months Ended
Jun. 30, 2024
LOSS PER SHARE
LOSS PER SHARE

13    LOSS PER SHARE

Basic and diluted loss per share is calculated as follows:

	For the Six Months Ended
	June 30,
	2023	2024
	RMB	RMB
Numerator:
Net loss from discontinued operation	(30,652)	(51,673)
Denominator:
Denominator for basic and diluted loss per share:
Weighted average number of Class A and Class B ordinary shares outstanding
—basic and diluted	53,828,590	50,181,969
Basic and diluted loss from discontinued operation per ADS*	(2.85)	(5.15)
Numerator:
Net loss from continuing operations attributable to ordinary shareholder	(12,054)	(62,880)
Denominator:
Denominator for basic and diluted loss per share:
Weighted average number of Class A and Class B ordinary shares outstanding
—basic and diluted	53,828,590	50,181,969
Basic and diluted loss from continuing operations per ADS*	(1.12)	(6.27)

*The Company applied the ratio of American depositary shares (“ADSs”) to Class A ordinary shares (the “ADS Ratio”) as one ADS representing five Class A ordinary shares.